Events occurred after the reporting date (Details Textual) - shares		1 Months Ended
	Dec. 05, 2018	May 31, 2018
Disclosure of Events occurred after the reporting date [Line Items]
Percentage of voting equity held by entity or by its subsidiaries	23.77%
Number of shares in entity held by entity or by its subsidiaries or associates	62,556,568
Inversiones TLC SPA [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares		62,556,568
Percentage of voting equity held by entity or by its subsidiaries		23.77%